S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 07, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Directors’ Fiduciary Duties and Conflicts of Interest

As a matter of Cayman Islands law, a director of a Cayman Islands company is in the position of a fiduciary with respect to the company. Accordingly, directors and officers owe the following fiduciary duties:

(i)	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)	directors should not improperly fetter the exercise of future discretion;

(iv)	duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

(v)	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)	duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Each of our executive officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to at least one other entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our executive officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. Our articles will provide that we, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an executive officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may (a) be a corporate opportunity for any director or officer, on the one hand, and us, on the other, or (b) the presentation of which would breach an existing legal obligation of a member of director, officer or sponsor to any other entity. The purpose for the surrender of corporate opportunities is to allow officers, directors or other representatives with multiple business affiliations to continue to serve as an officer of our company or on our board of directors. Our officers and directors may from time to time be presented with opportunities that could benefit both another business affiliation and us. In the absence of the “corporate opportunity” waiver in our articles, certain candidates would not be able to serve as an officer or director. We believe we substantially benefit from having representatives who bring significant, relevant and valuable experience to our management, and, as a result, the inclusion of the “corporate opportunity” waiver in our articles provide us with greater flexibility to attract and retain the officers and directors that we feel are the best candidates. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Dr. Someit Sidhu	JATT II Acquisition Corp	SPAC	Chairman, Chief Executive Officer and Director
	Zura Bio Limited	Biotechnology	Director
	Khanda Therapeutics	Biotechnology	Founder, Chief Executive Officer, and Director
	GSN Estate	Property Management	Director
	Invictus Bioscience	Biotechnology	Director
Nicholas Fernandez	JATT II Acquisition Corp	SPAC	Chief Financial Officer
	Liminatus Pharma, LLC	Biotechnology	Director
	Iris Acquisition Corp	SPAC	Director
	Amanat Acquisition Corp	SPAC	Chief Financial Officer
Verender S. Badial	JATT II Acquisition Corp	SPAC	Director
	Cryfield Investments Ltd	Investment Management	Managing Director
	ME Asset Management Ltd	Asset Management	Chief Executive Officer
Christopher Staral	JATT II Acquisition Corp	SPAC	Director
	Triple Helix Investments, LLC.	Investment Management	Founder, Managing Member, and Chief Investment Officer
Dr. Arjun Goyal	JATT II Acquisition Corp	SPAC	Director
	Centessa Pharmaceuticals Plc	Biotechnology	Director
Jonathon Kluft	JATT II Acquisition Corp	SPAC	Director
	Triple Helix Investments, LLC.	Investment Management	Founder, Managing Member, and Chief Investment Officer

In addition, our sponsor and members of our sponsor, officers and directors, and their affiliates and/or related parties may sponsor, form or participate in the formation of, or become an officer or director of, invest or otherwise become affiliated with, other blank check companies, including in connection with their initial business combinations, or may pursue other business or investment ventures, even prior to us entering into a definitive agreement for our initial business combination or completing our initial business combination. Any such companies, businesses or investments would present additional conflicts of interest in pursuing an initial business combination. Potential investors should also be aware of the following other potential conflicts of interest:

●	Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

●	Our initial shareholders purchased founder shares prior to the date of this prospectus and our sponsor will purchase private placement shares in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers, directors and advisors will entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers, directors and advisors will agree to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. Furthermore, our sponsor, officers, directors and advisors have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of: (i) 180 days after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property and our sponsor has agreed not to transfer, assign or sell any of its private placement shares until 30 days after the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window.

●	Our officers, directors and advisors will directly or indirectly own founder shares and/or private placement shares following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. The low price that our sponsor, officers, directors and advisors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within the completion window, the founder shares may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Further, each of our officers, directors and advisors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers, directors and advisors was included by a target business as a condition to any agreement with respect to our initial business combination.

We are not prohibited from pursuing an initial business combination with a business combination target that is affiliated with our sponsor, officers or directors or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a business combination target that is affiliated with our sponsor, officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking which is a member of FINRA or another independent entity that commonly renders valuation opinions, that such initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context. Furthermore, in no event will our sponsor or any of our existing officers or directors, or any of their respective affiliates, be paid by the company any finder’s fee, consulting fee or other compensation prior to, or for any services they render in order to effectuate, the completion of our initial business combination (regardless of the type of transaction that it is). However, commencing on the date the securities of the Company are first listed on Nasdaq, we will also pay our sponsor $20,000 per month for officer compensation and administrative services provided to members of our management team.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers, directors and advisors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Dr. Someit Sidhu	JATT II Acquisition Corp	SPAC	Chairman, Chief Executive Officer and Director
	Zura Bio Limited	Biotechnology	Director
	Khanda Therapeutics	Biotechnology	Founder, Chief Executive Officer, and Director
	GSN Estate	Property Management	Director
	Invictus Bioscience	Biotechnology	Director
Nicholas Fernandez	JATT II Acquisition Corp	SPAC	Chief Financial Officer
	Liminatus Pharma, LLC	Biotechnology	Director
	Iris Acquisition Corp	SPAC	Director
	Amanat Acquisition Corp	SPAC	Chief Financial Officer
Verender S. Badial	JATT II Acquisition Corp	SPAC	Director
	Cryfield Investments Ltd	Investment Management	Managing Director
	ME Asset Management Ltd	Asset Management	Chief Executive Officer
Christopher Staral	JATT II Acquisition Corp	SPAC	Director
	Triple Helix Investments, LLC.	Investment Management	Founder, Managing Member, and Chief Investment Officer
Dr. Arjun Goyal	JATT II Acquisition Corp	SPAC	Director
	Centessa Pharmaceuticals Plc	Biotechnology	Director
Jonathon Kluft	JATT II Acquisition Corp	SPAC	Director
	Triple Helix Investments, LLC.	Investment Management	Founder, Managing Member, and Chief Investment Officer